UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/09

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		D. J. St. Germain Co., Inc.
Address: 	1500 Main Street
		Springfield, MA 01115


13F File Number:  28-06725

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert LaPre'
Title:	Treasurer
Phone:	413-733-5111

Signature, Place, and Date of Signing:

	Robert LaPre'             Springfield, MA            10/27/09


Report Type (Check only one.):

[XX]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	"0"

Form 13F Information Table Entry Total:	93

Form 13F Information Table Value Total:	$539737
					(thousands)


List of Other Included Managers:

"NONE"

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      COM              00206R102     8498 314622.00SH       SOLE                314622.00
Abbott Laboratories            COM              002824100     8450 170820.00SH       SOLE                170820.00
Aflac Inc                      COM              001055102    12736 297996.00SH       SOLE                297996.00
Alliance Resource Partners     COM              01877R108      203  5585.00 SH       SOLE                  5585.00
American Express Co            COM              025816109     6430 189666.00SH       SOLE                189666.00
Apache Corp                    COM              037411105    17472 190270.00SH       SOLE                190270.00
Apple Computer Inc             COM              037833100      257  1386.00 SH       SOLE                  1386.00
BP Amoco Plc Sponsored Adr     COM              055622104      224  4217.00 SH       SOLE                  4217.00
Bank of America Corp           COM              060505104      174 10308.00 SH       SOLE                 10308.00
Becton Dickinson Corp          COM              075887109     5845 83797.00 SH       SOLE                 83797.00
Berkshire Hathaway Cl B        COM              084670207      243    73.00 SH       SOLE                    73.00
Berkshire Hills Bancorp        COM              084680107      384 17525.00 SH       SOLE                 17525.00
Bristol Myers Squibb           COM              110122108      463 20545.00 SH       SOLE                 20545.00
Cephas Holding Corp.           COM              156718108        0 25000.00 SH       SOLE                 25000.00
Chevron Corp                   COM              166764100      250  3547.00 SH       SOLE                  3547.00
Cisco                          COM              17275R102    20077 852907.00SH       SOLE                852907.00
Coca Cola Co                   COM              191216100    21016 391359.00SH       SOLE                391359.00
ConocoPhillips                 COM              20825C104    10379 229838.00SH       SOLE                229838.00
Costco Warehouse Corp          COM              22160K105    14481 256855.00SH       SOLE                256855.00
Direxion LC Bear 3X            COM              25459W854      642 30000.00 SH       SOLE                 30000.00
Direxion Large Bull 3X         COM              25459W862     1554 30435.00 SH       SOLE                 30435.00
Dominion Resources Inc         COM              25746U109      226  6558.00 SH       SOLE                  6558.00
Dow Chemical Co                COM              260543103      202  7735.00 SH       SOLE                  7735.00
Duke Energy Corp               COM              26441C105      286 18192.00 SH       SOLE                 18192.00
Dupont                         COM              263534109    12380 385205.00SH       SOLE                385205.00
EAFE Int'l                     COM              464287465    25601 468196.00SH       SOLE                468196.00
EAFE Int'l-Vanguard            COM              921943858     6310 183975.00SH       SOLE                183975.00
EMC Corp                       COM              268648102    17772 1042933.00SH      SOLE               1042933.00
Emerging Markets MSCI          COM              464287234     3659 94035.00 SH       SOLE                 94035.00
Emerging Markets-Vanguard      COM              922042858     2576 66845.00 SH       SOLE                 66845.00
Energy Conversion Devices      COM              292659109      175 15110.00 SH       SOLE                 15110.00
ExxonMobil Corp                COM              30231G102    20853 303936.00SH       SOLE                303936.00
Fiserv Inc                     COM              337738108     2379 49350.00 SH       SOLE                 49350.00
Gannett Inc                    COM              364730101      152 12165.00 SH       SOLE                 12165.00
General Electric               COM              369604103    16084 979565.00SH       SOLE                979565.00
Goldman Sachs                  COM              38141G104    18672 101283.00SH       SOLE                101283.00
Google Inc-CL A                COM              38259P508    16557 33391.00 SH       SOLE                 33391.00
Hampden Bancorp, Inc           COM              40867E107      127 11711.00 SH       SOLE                 11711.00
IBM                            COM              459200101      733  6130.00 SH       SOLE                  6130.00
IShares Biotech                COM              464287556     9926 121999.00SH       SOLE                121999.00
IShares Russell 2000           COM              464287655      789 13095.00 SH       SOLE                 13095.00
IShares S&P Preferred Stock In COM              464288687      244  6725.00 SH       SOLE                  6725.00
Intel Corp                     COM              458140100    13500 689840.00SH       SOLE                689840.00
Intuit Inc                     COM              461202103    10923 383265.00SH       SOLE                383265.00
Ishares S&P 600                COM              464287804    16989 324583.00SH       SOLE                324583.00
Johnson & Johnson              COM              478160104    12726 208997.00SH       SOLE                208997.00
Kimberly-Clark Corp            COM              494368103     3333 56511.00 SH       SOLE                 56511.00
Kinder Morgan Energy           COM              494550106      206  3810.00 SH       SOLE                  3810.00
Lecroy Corp.                   COM              52324W109       40 10000.00 SH       SOLE                 10000.00
Lowes                          COM              548661107     4648 221945.00SH       SOLE                221945.00
MannKind                       COM              56400P201      247 25100.00 SH       SOLE                 25100.00
Marriott Intl Cl A             COM              571903202     9234 334692.00SH       SOLE                334692.00
McCormick Co                   COM              579780206     4701 138515.00SH       SOLE                138515.00
Microsoft Corp                 COM              594918104    16182 629175.00SH       SOLE                629175.00
Midcap Spider Tr               COM              595635103     5643 45050.00 SH       SOLE                 45050.00
Minnesota Mng & Mfg            COM              88579Y101    13333 180663.00SH       SOLE                180663.00
NewAlliance Bankshares         COM              650203102      188 17539.00 SH       SOLE                 17539.00
Nokia Corp Sponsored ADR       COM              654902204     4383 299816.00SH       SOLE                299816.00
Northern Trust Corp            COM              665859104     8821 151664.00SH       SOLE                151664.00
Nutracea                       COM              67060N204       13 75129.00 SH       SOLE                 75129.00
Occidental Petroleum Co        COM              674599105      240  3055.00 SH       SOLE                  3055.00
Oracle Corp                    COM              68389X105     3529 169330.00SH       SOLE                169330.00
Paychex Inc                    COM              704326107    12160 418600.00SH       SOLE                418600.00
Pengrowth Energy               COM              706902509      122 11650.00 SH       SOLE                 11650.00
Peoples United Fin'l Inc       COM              712704105      427 27450.00 SH       SOLE                 27450.00
Pfizer Inc                     COM              717081103      588 35524.00 SH       SOLE                 35524.00
Phillip Morris International,  COM              718172109      251  5143.00 SH       SOLE                  5143.00
ProShares Ultra Short 20yr     COM              74347R297      660 15000.00 SH       SOLE                 15000.00
Procter & Gamble               COM              742718109    17666 305001.00SH       SOLE                305001.00
Progress Energy Inc            COM              743263105      226  5780.00 SH       SOLE                  5780.00
Rite Aid Corp                  COM              767754104       42 25625.00 SH       SOLE                 25625.00
Southern Co                    COM              842587107      542 17113.00 SH       SOLE                 17113.00
Spdr Tr Unit Ser 1             COM              78462F103     3119 29536.00 SH       SOLE                 29536.00
Staples Inc                    COM              855030102      408 17550.00 SH       SOLE                 17550.00
Target Corp                    COM              87612E106     7198 154196.00SH       SOLE                154196.00
Technology Sector              COM              81369Y803     2717 130200.00SH       SOLE                130200.00
Tiffany & Company              COM              886547108     7730 200610.00SH       SOLE                200610.00
Transocean LTD                 COM              H8817H100    10573 123623.00SH       SOLE                123623.00
US Natural Gas Fund            COM              912318102     5768 491305.00SH       SOLE                491305.00
United Parcel Svc Cl B         COM              911312106    10928 193513.00SH       SOLE                193513.00
United Technologies            COM              913017109     1871 30710.00 SH       SOLE                 30710.00
Verizon Communications         COM              92343V104      427 14096.00 SH       SOLE                 14096.00
Wal-Mart Stores Inc            COM              931142103     2273 46309.00 SH       SOLE                 46309.00
Walt Disney                    COM              254687106    11540 420244.00SH       SOLE                420244.00
Wave Systems                   COM              943526301       43 50000.00 SH       SOLE                 50000.00
Xcel Energy Inc                COM              98389B100      227 11785.00 SH       SOLE                 11785.00
1-3 Month SPDR ETF             ETF              78464A680      252  5485.00 SH       SOLE                  5485.00
1-3 Yr Treasury ETF            ETF              464287457      295  3510.00 SH       SOLE                  3510.00
1-30 Laddered Treasury ETF     ETF              73936T524     1611 57624.00 SH       SOLE                 57624.00
Aggregate Bond ETF             ETF              464287226      684  6518.00 SH       SOLE                  6518.00
Fixed Rate Mortgage Bond ETF   ETF              464288588     8365 78333.00 SH       SOLE                 78333.00
High Yield Bond ETF            ETF              78464A417      264  6860.00 SH       SOLE                  6860.00
Total Bond Mkt ETF             ETF              921937835    16400 206294.00SH       SOLE                206294.00